RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of related party balances
	As of March 31, 2024	As of December 31, 2023
Convertible debt to Westside Advisors LLC	$125,000	$125,000
Debt discount	(182)	(4,334)
Convertible debt, net of debt discount	$124,818	$120,666

	As of December 31, 2023	As of December 31, 2022
Convertible debt to Westside Advisors LLC	$125,000	$125,000
Debt discount	(4,334)	(20,985)
Convertible debt, net of debt discount	$120,666	$104,015

Schedule of distributed warrants and grantees
White River Ventures LLC	450,000 warrants
Midwest General Investment Company LLC	350,000 warrants
Liberty Hill Capital Management LLC	300,000 warrants
Homewood Holdings LLC	300,000 warrants
SAS Partners LLC	275,000 warrants
Westside Advisors LLC	325,000 warrants

White River Ventures LLC	450,000 warrants
Midwest General Investment Company LLC	350,000 warrants
Liberty Hill Capital Management LLC	300,000 warrants
Homewood Holdings LLC	300,000 warrants
SAS Partners LLC	275,000 warrants
Westside Advisors LLC	325,000 warrants